Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 02, 2024	Feb. 03, 2023	Jan. 28, 2022	Jan. 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table provides a summary of compensation actually paid, as defined under SEC rules, to the principal executive officer (the “CEO”), the average compensation actually paid to the other non-CEO
NEOs (the “Other NEOs”), cumulative TSR for both the Company and the Pay Versus Performance Table peer group (the S&P Retailing Industry Group Index, consistent with Item 201(e) of Regulation
S-K),
net income and the Company-selected financial measure of operating income (as adjusted) for fiscal years 2023, 2022, 2021 and 2020.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ in millions)	Company- Selected Financial Measure: Operating Income (as adjusted) ($ in millions)
	(1)	(2)	(3)	(4)	(5)	(6)		(7)
2023	18,162,272	6,164,094	7,057,240	4,548,064	202.79	174.14	7,726	11,494
2022	17,472,005	13,650,690	4,975,514	(2,118,508)	195.43	126.69	6,437	12,660
2021	17,871,716	61,282,315	5,954,773	21,264,668	208.44	149.72	8,442	12,093
2020	23,075,881	49,750,173	8,196,572	16,505,885	145.94	141.39	5,835	9,647

(1)	Mr. Ellison has served as CEO for all years reported. The amount in this column is “Total” compensation for the CEO as reported in the Summary Compensation Table for the applicable fiscal year.

(2)
Compensation actually paid to the CEO is defined by the SEC to include not only actual take-home pay for the reported year, but also includes changes in the accounting fair value of vested and unvested equity awards. The equity-related values of compensation actually paid do not reflect compensation actually earned, realized or received by the Company’s NEOs. Equity award fair values were calculated at the applicable measurement date in accordance with FASB ASC Topic 718, and for outstanding PSU awards, reflect trending performance through fiscal year-end.
See Note 10, “Share-Based Payments,” to the Company’s consolidated financial statements in its Annual Report on
Form 10-K
for the fiscal year ended February 2, 2024 for additional information about the Company’s accounting for share-based compensation arrangements, including the assumptions used in calculating the grant date fair values. A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid is set forth in the CEO Compensation Actually Paid table below. The reconciliations for prior fiscal years are included in the Pay Versus Performance section of the proxy statement for our 2023 Annual Meeting of Shareholders.

CEO Compensation Actually Paid	2023 ($)
Summary Compensation Table — Total Compensation	18,162,272
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(14,784,724)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (a)	8,306,979
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,560,302)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(3,171,877)
+ Dividends Paid During Fiscal Year on Unvested Stock Awards	211,746
= CEO Compensation Actually Paid (b)	6,164,094

(a)	None of the awards granted during the reported year vested in the year of grant.
(b)	The CEO was not eligible for any pension benefits.

(3)
The amount reported in this column is the average of “Total” compensation for the Other NEOs, as reported in the Summary Compensation Table for the applicable fiscal year. The names of the Other NEOs included for these purposes in each applicable year are as follows:

Fiscal Year	Other NEOs

2023	Brandon J. Sink, Joseph M. McFarland III, William P. Boltz and Juliette W. Pryor

2022
David M. Denton (who resigned as the Company’s Executive Vice President, Chief Financial Officer, effective April 30, 2022), Brandon J. Sink (who replaced Mr. Denton as Executive Vice President, Chief Financial Officer, effective April 30, 2022), Joseph M. McFarland III, William P. Boltz and Seemantini Godbole

2021	David M. Denton, Joseph M. McFarland III, William P. Boltz and Seemantini Godbole

2020	David M. Denton, Joseph M. McFarland III, William P. Boltz and Marisa F. Thalberg

(4)
Equity award fair values were calculated at the applicable measurement date in accordance with FASB ASC Topic 718, and, for outstanding PSU awards, reflect trending performance through fiscal year-end.
See Note 10, “Share-Based Payments,” to the Company’s consolidated financial statements in its Annual Report on Form
10-K
for the fiscal year ended February 2, 2024 for additional information about the Company’s accounting for share-based compensation arrangements, including the assumptions used in calculating the grant date fair values. A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid is set forth in the Other NEO Average Compensation Actually Paid table below. The reconciliations for prior fiscal years are included in the Pay Versus Performance section of the proxy statement for our 2023 Annual Meeting of Shareholders.

Other NEO Average Compensation Actually Paid	2023 ($)
Summary Compensation Table — Total Compensation	7,057,240
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,971,448)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (a)	3,358,947
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(394,902)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(560,558)
+ Dividends paid on Stock Awards during the Fiscal Year on Unvested Stock Awards	58,785
= Other NEO Average Compensation Actually Paid (b)	4,548,064
(a) None of the awards granted during the reported year vested in the year of grant. (b) The Other NEOs were not eligible for any pension benefits.

(5)
Company TSR reflects the
year-end
value assuming $100 was invested in Company stock at the market closing price on the last trading day of fiscal 2019, determined consistent with reporting requirements under Item 201(e) of Regulation
S-K.
Source: Bloomberg
Total
Return Analysis. For the relevant reporting year cumulative TSR performance reflects the periods as follows: 2023, fiscal years 2020-2023; 2022, fiscal years 2020-2022; 2021, fiscal years 2020-2021.

(6)
Peer group TSR reflects the year-end value assuming $100 was invested in the S&P Retailing Industry Group Index (the “S&P Retail Index”) at the market closing price on the last trading day of fiscal 2019, consistent with reporting requirements under Item 201(e) of Regulation S-K. For the relevant reporting year cumulative TSR performance reflects the periods as follows: 2023, fiscal years 2020-2023; 2022, fiscal years 2020-2022; 2021, fiscal years 2020-2021.

(7)
Operating income for fiscal 2023 was adjusted for purposes of annual incentive awards to exclude the impact of a $63 million gain in the first quarter of fiscal 2023 associated with the Company’s sale of its Canadian retail business, as described on page 40. Operating income for fiscal 2022 was adjusted for purposes of annual incentive awards to exclude the impact of the Company’s sale of its Canadian retail business. The Compensation Committee did not make any
adjustments to GAAP operating income under the annual incentive awards for fiscal years 2020 and 2021.

Company Selected Measure Name	Operating Income (as adjusted)
Named Executive Officers, Footnote
(3)
The amount reported in this column is the average of “Total” compensation for the Other NEOs, as reported in the Summary Compensation Table for the applicable fiscal year. The names of the Other NEOs included for these purposes in each applicable year are as follows:

Fiscal Year	Other NEOs

2023	Brandon J. Sink, Joseph M. McFarland III, William P. Boltz and Juliette W. Pryor

2022
David M. Denton (who resigned as the Company’s Executive Vice President, Chief Financial Officer, effective April 30, 2022), Brandon J. Sink (who replaced Mr. Denton as Executive Vice President, Chief Financial Officer, effective April 30, 2022), Joseph M. McFarland III, William P. Boltz and Seemantini Godbole

2021	David M. Denton, Joseph M. McFarland III, William P. Boltz and Seemantini Godbole

2020	David M. Denton, Joseph M. McFarland III, William P. Boltz and Marisa F. Thalberg

Peer Group Issuers, Footnote	Peer group TSR reflects the year-end value assuming $100 was invested in the S&P Retailing Industry Group Index (the “S&P Retail Index”) at the market closing price on the last trading day of fiscal 2019, consistent with reporting requirements under Item 201(e) of Regulation S-K. For the relevant reporting year cumulative TSR performance reflects the periods as follows: 2023, fiscal years 2020-2023; 2022, fiscal years 2020-2022; 2021, fiscal years 2020-2021.
PEO Total Compensation Amount	$ 18,162,272	$ 17,472,005	$ 17,871,716	$ 23,075,881
PEO Actually Paid Compensation Amount	$ 6,164,094	13,650,690	61,282,315	49,750,173
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to the CEO is defined by the SEC to include not only actual take-home pay for the reported year, but also includes changes in the accounting fair value of vested and unvested equity awards. The equity-related values of compensation actually paid do not reflect compensation actually earned, realized or received by the Company’s NEOs. Equity award fair values were calculated at the applicable measurement date in accordance with FASB ASC Topic 718, and for outstanding PSU awards, reflect trending performance through fiscal year-end.
See Note 10, “Share-Based Payments,” to the Company’s consolidated financial statements in its Annual Report on
Form 10-K
for the fiscal year ended February 2, 2024 for additional information about the Company’s accounting for share-based compensation arrangements, including the assumptions used in calculating the grant date fair values. A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid is set forth in the CEO Compensation Actually Paid table below. The reconciliations for prior fiscal years are included in the Pay Versus Performance section of the proxy statement for our 2023 Annual Meeting of Shareholders.

CEO Compensation Actually Paid	2023 ($)
Summary Compensation Table — Total Compensation	18,162,272
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(14,784,724)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (a)	8,306,979
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,560,302)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(3,171,877)
+ Dividends Paid During Fiscal Year on Unvested Stock Awards	211,746
= CEO Compensation Actually Paid (b)	6,164,094

(a)	None of the awards granted during the reported year vested in the year of grant.
(b)	The CEO was not eligible for any pension benefits.

Non-PEO NEO Average Total Compensation Amount	$ 7,057,240	4,975,514	5,954,773	8,196,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,548,064	(2,118,508)	21,264,668	16,505,885
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Equity award fair values were calculated at the applicable measurement date in accordance with FASB ASC Topic 718, and, for outstanding PSU awards, reflect trending performance through fiscal year-end.
See Note 10, “Share-Based Payments,” to the Company’s consolidated financial statements in its Annual Report on Form
10-K
for the fiscal year ended February 2, 2024 for additional information about the Company’s accounting for share-based compensation arrangements, including the assumptions used in calculating the grant date fair values. A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid is set forth in the Other NEO Average Compensation Actually Paid table below. The reconciliations for prior fiscal years are included in the Pay Versus Performance section of the proxy statement for our 2023 Annual Meeting of Shareholders.

Other NEO Average Compensation Actually Paid	2023 ($)
Summary Compensation Table — Total Compensation	7,057,240
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,971,448)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (a)	3,358,947
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(394,902)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(560,558)
+ Dividends paid on Stock Awards during the Fiscal Year on Unvested Stock Awards	58,785
= Other NEO Average Compensation Actually Paid (b)	4,548,064
(a) None of the awards granted during the reported year vested in the year of grant. (b) The Other NEOs were not eligible for any pension benefits.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures in Table
A significant portion of our executive compensation program is performance-based with a balanced focus on top-
and bottom-line growth and strategic initiatives. The Company’s most important performance metrics incentivize our executives to focus on operational objectives that are expected to drive shareholder value, which impacts the value of equity awards granted to and held by our executives.
Below are graphs showing the relationship of CEO and Other NEO compensation actually paid amounts to (i) the Company’s TSR and the S&P Retail Index TSR, (ii) the Company’s net income and (iii) the Company’s operating income (as adjusted).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion & Analysis section of this Proxy Statement.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance Measures in Table
A significant portion of our executive compensation program is performance-based with a balanced focus on top-
and bottom-line growth and strategic initiatives. The Company’s most important performance metrics incentivize our executives to focus on operational objectives that are expected to drive shareholder value, which impacts the value of equity awards granted to and held by our executives.
Below are graphs showing the relationship of CEO and Other NEO compensation actually paid amounts to (i) the Company’s TSR and the S&P Retail Index TSR, (ii) the Company’s net income and (iii) the Company’s operating income (as adjusted).

Tabular List, Table

Most Important Performance Measures

Sales

Operating Income (as adjusted)

Inventory Turnover

Pro Sales Growth

3-year average ROIC

3-year relative TSR vs. the median of S&P 500 companies

Total Shareholder Return Amount	$ 202.79	195.43	208.44	145.94
Peer Group Total Shareholder Return Amount	174.14	126.69	149.72	141.39
Net Income (Loss)	$ 7,726,000,000	$ 6,437,000,000	$ 8,442,000,000	$ 5,835,000,000
Company Selected Measure Amount	11,494,000,000	12,660,000,000	12,093,000,000	9,647,000,000
PEO Name	Mr. Ellison
Measure:: 1
Pay vs Performance Disclosure
Name	Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income (as adjusted)
Non-GAAP Measure Description
(7)
Operating income for fiscal 2023 was adjusted for purposes of annual incentive awards to exclude the impact of a $63 million gain in the first quarter of fiscal 2023 associated with the Company’s sale of its Canadian retail business, as described on page 40. Operating income for fiscal 2022 was adjusted for purposes of annual incentive awards to exclude the impact of the Company’s sale of its Canadian retail business. The Compensation Committee did not make any
adjustments to GAAP operating income under the annual incentive awards for fiscal years 2020 and 2021.

Measure:: 3
Pay vs Performance Disclosure
Name	Inventory Turnover
Measure:: 4
Pay vs Performance Disclosure
Name	Pro Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name	3-year average ROIC
Measure:: 6
Pay vs Performance Disclosure
Name	3-year relative TSR vs. the median of S&P 500 companies
PEO | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,784,724)
PEO | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,306,979
PEO | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,560,302)
PEO | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,171,877)
PEO | Dividends Paid During Fiscal Year On Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,746
Non-PEO NEO | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,971,448)
Non-PEO NEO | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,358,947
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(394,902)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(560,558)
Non-PEO NEO | Dividends Paid During Fiscal Year On Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 58,785